Pension Plan (Plan's Estimated Future Benefit Payments) (Details) (USD $)	Dec. 31, 2012
Pension Plan [Abstract]
Estimated future benefit payments for 2013	$ 276,771
Estimated future benefit payments for 2014	262,571
Estimated future benefit payments for 2015	815,329
Estimated future benefit payments for 2016	806,266
Estimated future benefit payments for 2017	784,616
Estimated future benefit payments for 2018 through 2022	$ 3,510,770